UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09123

                             AMIDEX(TM) Funds, Inc.
                             ----------------------
               (Exact name of registrant as specified in charter)

  2621 Van Buren Avenue Norristown, PA                                  19403
--------------------------------------------------------------------------------
(Address of principal executive offices)                              (Zip code)

                           Matrix Capital Group, Inc.
               630 Fitzwatertown Road       Building A, 2nd Floor
                  Willow Grove, PA               19090-1904
               --------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 610.666.8426

Date of fiscal year end: 05/31/2007

Date of reporting period: 02/28/2007

Item 1. Schedule of Investments.

The Trust's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

AMIDEX(TM) Funds, Inc.
AMIDEX35(TM)  ISRAEL MUTUAL FUND
SCHEDULE OF INVESTMENTS
February 28, 2007 (Unaudited)
--------------------------------------------------------------------------------

                                                                        Shares            Value
                                                                       -------        ------------
ISRAEL - 53.85%

COMMON STOCK - 53.85%

Banking & Insurance - 19.53%
Bank Hapoalim BM                                                       187,228        $    865,769
Bank Leumi Le-Israel BM                                                173,116             620,705
Clal Insurance Enterprise Holdings Ltd.                                  8,756             221,963
Israel Discount Bank Ltd. *                                            147,810             335,929
Migdal Insurance Holdings Ltd.                                         178,216             259,527
Mizrahi Tefahot Bank Ltd.                                               38,915             277,120
                                                                                      ------------
                                                                                         2,581,013
                                                                                      ------------

Chemicals - 10.43%
Israel Chemicals Ltd.                                                  166,335           1,021,597
Makhteshim-Agan Industries Ltd.                                         59,487             355,906
                                                                                      ------------
                                                                                         1,377,503
                                                                                      ------------

Diversified Holdings - 15.95%
Africa Israel Investments Ltd.                                           6,851             606,631
Clal Industries and Investments                                         26,851             155,108
Discount Investment Corp.                                                7,860             238,391
IDB Development Corp. Ltd.                                               8,629             295,887
IDB Holding Corp. Ltd.                                                   6,490             187,143
Israel Corp. Ltd.                                                        1,188             624,848
                                                                                      ------------
                                                                                         2,108,008
                                                                                      ------------

Food - 1.25%
Osem Investment Ltd.                                                    19,084             164,909
                                                                                      ------------

Oil Companies - 2.13%
Delek Group Ltd.                                                         1,564             281,127
                                                                                      ------------

Telecommunications - 4.56%
Bezeq Israeli Telecommunication Corp. Ltd.                             387,390             602,443
                                                                                      ------------

    TOTAL COMMON STOCK (Cost $4,391,977)                                                 7,115,003
                                                                                      ------------

    TOTAL ISRAEL (Cost $4,391,977)                                                       7,115,003
                                                                                      ------------

UNITED STATES  - 45.98%

COMMON STOCK - 42.64%

Computer Hardware/Software - 9.11%
Check Point Software Technologies Ltd. *                                31,695             715,673
Electronics for Imaging, Inc. *                                          8,428             192,327
SanDisk Corp. *                                                          3,818             139,052
Verint Systems, Inc. *                                                   5,000             156,900
                                                                                      ------------
                                                                                         1,203,952
                                                                                      ------------

Defense Equipment - 1.09%
Elbit Systems Ltd.                                                       4,198             143,949
                                                                                      ------------

AMIDEX(TM) Funds, Inc.
AMIDEX35(TM)  ISRAEL MUTUAL FUND
SCHEDULE OF INVESTMENTS
February 28, 2007 (Unaudited)
--------------------------------------------------------------------------------

                                                                        Shares            Value
                                                                       -------        ------------
UNITED STATES  - 45.98% (continued)

Electronics - 0.91%
Orbotech Ltd. *                                                          5,382        $    120,288
                                                                                      ------------

Medical Products - 0.65%
Given Imaging Ltd. *                                                     4,010              86,095
                                                                                      ------------

Pharmaceuticals - 12.90%
Perrigo Co.                                                              1,204              20,107
Taro Pharmaceutical Industries Ltd. *                                    6,000              54,600
Teva Pharmaceutical Industries Ltd. - ADR                               45,816           1,629,217
                                                                                      ------------
                                                                                         1,703,924
                                                                                      ------------

Semiconductors - 1.39%
DSP Group, Inc. *                                                        4,705              96,876
Zoran Corp. *                                                            5,300              87,291
                                                                                      ------------
                                                                                           184,167
                                                                                      ------------

Telecommunications - 16.59%
Alvarion Ltd. *                                                          7,000              54,460
Amdocs Ltd. *                                                           28,803             996,872
Comverse Technology, Inc. *                                             25,377             557,786
ECI Telecom Ltd. *                                                      16,000             128,320
ECtel Ltd. *                                                               316               1,583
Partner Communications Co. Ltd. - ADR                                   33,100             452,477
                                                                                      ------------
                                                                                         2,191,498
                                                                                      ------------

    TOTAL COMMON STOCK (Cost $7,555,418)                                                 5,633,873
                                                                                      ------------

SHORT-TERM INVESTMENTS - 3.34%
First American Treasury Obligations Fund, 4.56% ** (Cost $441,767)     441,767        $    441,767
                                                                                      ------------

    TOTAL UNITED STATES (Cost $7,997,185)                                                6,075,640
                                                                                      ------------

TOTAL INVESTMENTS (Cost $12,389,162) - 99.83%                                         $ 13,190,643
LIABILITIES IN EXCESS OF OTHER ASSETS, NET - 0.17%                                          22,756
                                                                                      ------------
NET ASSETS - 100%                                                                     $ 13,213,399
                                                                                      ============

*     Non-income producing security.

** Rate shown represents the rate at February 28, 2007, is subject to change and resets daily.

ADR   American Depository Receipt

The Amidex35(TM) Israel Mutual Fund's cost and unrealized appreciation (depreciation) presented on an income tax basis are determined only at the end of each fiscal year. As of May 31, 2006, the Fund's most recent fiscal year end, the cost and unrealized appreciation (depreciation) presented on an income tax basis were as follows:

Cost of investments for tax purposes                                                  $ 15,455,026
Unrealized Appreciation / (Depreciation):
     Gross Appreciation                                                                  3,981,394
     Gross Depreciation                                                                 (6,584,017)
                                                                                      ------------
Net Unrealized Depreciation                                                           $ (2,602,623)
                                                                                      ============

AMIDEX(TM) Funds, Inc.
AMIDEX(TM) CANCER INNOVATIONS & HEALTHCARE FUND
SCHEDULE OF INVESTMENTS
February 28, 2007 (Unaudited)
--------------------------------------------------------------------------------

                                                            Shares       Value
                                                           --------    --------

COMMON STOCK - 99.64%

Biotechnology - 36.97%
Amgen, Inc. *                                                   325    $ 20,884
Biogen Idec, Inc. *                                             775      35,022
Celgene Corp. *                                               1,000      53,300
Enzon Pharmaceuticals, Inc. *                                   100         828
Genentech, Inc. *                                             1,400     118,118
Genzyme Corp. *                                                 646      39,923
Human Genome Sciences, Inc. *                                   600       6,600
Immunomedics, Inc. *                                            100         455
Medimmune, Inc. *                                               800      25,528
Millennium Pharmaceuticals, Inc. *                              900       9,720
Myriad Genetics, Inc. *                                         100       3,346
PDL BioPharma, Inc. *                                           500       9,545
Vertex Pharmaceuticals, Inc. *                                  200       6,138
                                                                       --------
                                                                        329,407
                                                                       --------

Healthcare Products - 12.45%
Beckman Coulter, Inc.                                           200      12,832
Cytyc Corp. *                                                   400      12,120
Johnson & Johnson                                             1,000      63,050
Varian Medical Systems, Inc. *                                  500      22,975
                                                                       --------
                                                                        110,977
                                                                       --------

Pharmaceuticals - 50.22%
Abbott Laboratories                                             600      32,772
AstraZeneca Plc. - ADR                                          700      39,291
Bristol-Myers Squibb Co.                                        800      21,112
Cell Therapeutics, Inc. *                                       100         150
Elan Corp. Plc. - ADR *                                         100       1,294
Eli Lilly & Co.                                                 400      21,056
Gilead Sciences, Inc. *                                       1,200      85,872
GlaxoSmithKline Plc. - ADR                                    1,100      61,787
ImClone Systems, Inc. *                                         300       8,643
Medarex, Inc. *                                                 200       2,736
Merck & Co., Inc.                                               900      39,744
Novartis AG - ADR                                               850      47,116
Pfizer, Inc.                                                  1,650      41,184
QLT, Inc. *                                                     300       2,520
Schering-Plough Corp.                                           600      14,088
Valeant Pharmaceuticals International                           200       3,586
Wyeth                                                           500      24,460
                                                                       --------
                                                                        447,411
                                                                       --------

TOTAL COMMON STOCK (Cost $771,770)                                      887,794
                                                                       --------

TOTAL INVESTMENTS (Cost $771,770) - 99.64%                             $887,794
OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 0.36%                        3,177
                                                                       --------
NET ASSETS - 100%                                                      $890,972
                                                                       ========

*     Non-income producing security.

ADR   - American Depository Receipt

The Amidex(TM) Cancer Innovations & Healthcare Fund's cost and unrealized appreciation (depreciation) presented on an income tax basis are determined only at the end of each fiscal year. As of May 31, 2006, the Fund's most recent fiscal year end, the cost and unrealized appreciation (depreciation) presented on an income tax basis were as follows:

Cost of investments for tax purposes                                  $ 937,743
Unrealized Appreciation / (Depreciation):
     Gross Appreciation                                                 306,481
     Gross Depreciation                                                (158,602)
                                                                      ---------
Net Unrealized Appreciation                                           $ 147,879
                                                                      =========

Item 2. Controls and Procedures.

(a) The Registrant's principal executive officer and principal financial officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) were effective as of a date within 90 days prior to the filing date of this report (the "Evaluation Date"), based on their evaluation of the effectiveness of the Registrant's disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes to the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) AMIDEX(TM) Funds, Inc.

By:  /s/ Clifford A. Goldstein
   ---------------------------------------------
Name:  Clifford A. Goldstein
Title: President
Date:  April 12, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ Clifford A. Goldstein
    ---------------------------------------------
Name:  Clifford A. Goldstein
Title: President
Date:  April 12, 2007

By:  /s/ Larry E. Beaver, Jr.
   ---------------------------------------------
Name:  Larry E. Beaver, Jr.
Title: Chief Accounting Officer
Date:  April 12, 2007